SHARE CAPITAL 04/30/17 (Detail) - Summary Of Fully-Exercisable Share Purchase Warrants - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number Outstanding, Beginning	4,349,932	5,812,212	24,555,595
Weighted Average Exercise Price	$ 0.31	$ 0.27	$ 0.37
Issued	55,771	663,330	1,456,617
Issued, Weighted Average Exercise Price	$ 0.50	$ 0.33	$ 0.25
Expired		(1,170,084)	(20,175,000)
Expired, Weighted Average Exercise Price		$ 0.15	$ 0.40
Exercised		(955,526)	(25,000)
Exercised, Weighted Average Exercise Price		$ 0.26	$ 0.25
Number Outstanding, End	4,405,703	4,349,932	5,812,212
Weighted Average Exercise Price, End	$ 0.31	$ 0.31	$ 0.27